Disclosures About Fair Value Measurements (Assets and Liabilities Measured on Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available for sale	$ 149,656	$ 151,538
U.S. Agency Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available for sale	7,924	5,911
U.S. Agency mortgage-backed securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available for sale	129,971	137,735
Corporate Bond Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available for sale	11,761	7,892
Fair Value Measurements, Recurring Basis [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of swap asset	53	164
Fair value of swap liability	53	164
Fair Value Measurements, Recurring Basis [Member] | U.S. Agency Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available for sale	7,924	5,911
Fair Value Measurements, Recurring Basis [Member] | U.S. Agency mortgage-backed securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available for sale	129,971	137,735
Fair Value Measurements, Recurring Basis [Member] | Corporate Bond Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available for sale	11,761	7,892
Fair Value Measurements, Recurring Basis [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of swap asset
Fair value of swap liability
Fair Value Measurements, Recurring Basis [Member] | Level 1 [Member] | U.S. Agency Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available for sale
Fair Value Measurements, Recurring Basis [Member] | Level 1 [Member] | U.S. Agency mortgage-backed securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available for sale
Fair Value Measurements, Recurring Basis [Member] | Level 1 [Member] | Corporate Bond Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available for sale
Fair Value Measurements, Recurring Basis [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of swap asset	53	164
Fair value of swap liability	53	164
Fair Value Measurements, Recurring Basis [Member] | Level 2 [Member] | U.S. Agency Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available for sale	7,924	5,911
Fair Value Measurements, Recurring Basis [Member] | Level 2 [Member] | U.S. Agency mortgage-backed securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available for sale	129,971	137,735
Fair Value Measurements, Recurring Basis [Member] | Level 2 [Member] | Corporate Bond Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available for sale	11,761	7,892
Fair Value Measurements, Recurring Basis [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of swap asset
Fair value of swap liability
Fair Value Measurements, Recurring Basis [Member] | Level 3 [Member] | U.S. Agency Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available for sale
Fair Value Measurements, Recurring Basis [Member] | Level 3 [Member] | U.S. Agency mortgage-backed securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available for sale
Fair Value Measurements, Recurring Basis [Member] | Level 3 [Member] | Corporate Bond Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available for sale